Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (25,154)	$ (127,518)	$ (246,518)
Other comprehensive income (loss), net of taxes, as appropriate:
Foreign currency translation adjustments	(1,974)	(882)	713
Equity interest in investee’s other comprehensive loss	0	(841)	(373)
Unrealized gain on available-for-sale securities	0	28	277
Other changes in other comprehensive income	0	26	131
Total other comprehensive income (loss), net of taxes	(1,974)	(1,669)	748
Comprehensive net loss	(27,128)	(129,187)	(245,770)
Comprehensive (income) loss attributable to noncontrolling interest	32	(734)	658
Comprehensive net loss attributable to ION	$ (27,096)	$ (129,921)	$ (245,112)